CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 304,047	$ 309,793
Restricted cash	22,540	22,539
Fees and other receivables (including related party receivables of $53,954 and $49,427 as of June 30, 2023 and December 31, 2022, respectively)	68,034	59,219
Investments in loans and securities	2,141	1,007
Prepaid expenses and other current assets (including related party assets of $16,372 and $18,783 as of June 30, 2023 and December 31, 2022, respectively)	24,619	27,258
Total current assets	421,381	419,816
Restricted cash	4,781	4,744
Fees and other receivables (including related party receivables of $37,127 and $38,332 as of June 30, 2023 and December 31, 2022, respectively)	37,505	38,774
Investments in loans and securities	588,314	462,969
Equity method and other investments	26,615	25,894
Right-of-use assets	56,748	61,077
Property and equipment, net	38,028	31,663
Goodwill	9,782	0
Intangible assets	3,826	0
Prepaid expenses and other assets	104	142
Total non-current assets	765,703	625,263
Total Assets	1,187,084	1,045,079
Current liabilities:
Accounts payable	3,789	1,739
Accrued expenses and other liabilities (including related party liabilities of $647 and $636 as of June 30, 2023 and December 31, 2022, respectively)	28,402	49,496
Operating lease liability - current	7,169	8,530
Secured borrowing - current	66,113	61,829
Income taxes payable - current	6,239	6,424
Total current liabilities	111,712	128,018
Non-current liabilities:
Warrant liability	3,835	1,400
Revolving credit facility	90,000	15,000
Secured borrowing - non-current	150,467	77,802
Operating lease liability - non-current	43,921	49,097
Income taxes payable - non-current	9,206	7,771
Deferred tax liabilities, net - non-current	570	568
Total non-current liabilities	297,999	151,638
Total liabilities	409,711	279,656
Redeemable convertible preferred shares, no par value, 80,000,000 shares authorized, 60,000,000 shares issued and outstanding as of June 30, 2023; aggregate liquidation preference of $150,000 as of June 30, 2023.	74,250	0
Shareholders’ equity:
Additional paid-in capital	1,027,687	968,432
Accumulated other comprehensive income (loss)	1,963	(713)
Accumulated deficit	(506,467)	(414,199)
Total Pagaya Technologies Ltd. shareholders’ equity	523,183	553,520
Noncontrolling interests	179,940	211,903
Total shareholders’ equity	703,123	765,423
Total Liabilities, Redeemable Convertible Preferred Shares, and Shareholders’ Equity	1,187,084	1,045,079
Common Class A
Shareholders’ equity:
Common stock	0	0
Common Class B
Shareholders’ equity:
Common stock	$ 0	$ 0